CONDENSED INTERIM STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Ordinary shares [Member]	Share premium [Member]	Capital reserve [Member]	Other comprehensive loss [Member]	Accumulated deficit [Member]	Total
BALANCE at Dec. 31, 2018	$ 3,110	$ 250,192	$ 11,955	$ (1,416)	$ (222,520)	$ 41,321
CHANGES FOR
Issuance of share capital, net	890	10,437				11,327
Employee stock options exercised	1	27	(27)			1
Employee stock options forfeited and expired		866	(866)
Share-based compensation			773			773
Comprehensive loss for the period					(11,640)	(11,640)
BALANCE at Jun. 30, 2019	4,001	261,522	11,835	(1,416)	(234,160)	41,782
BALANCE at Mar. 31, 2019	3,928	259,860	12,191	(1,416)	(228,675)	45,888
CHANGES FOR
Issuance of share capital, net	73	817				890
Employee stock options exercised		9	(9)
Employee stock options forfeited and expired		836	(836)
Share-based compensation			489			489
Comprehensive loss for the period					(5,485)	(5,485)
BALANCE at Jun. 30, 2019	4,001	261,522	11,835	(1,416)	(234,160)	41,782
BALANCE at Dec. 31, 2019	4,692	265,938	12,132	(1,416)	(247,966)	33,380
CHANGES FOR
Issuance of share capital, net	3,581	4,754				8,335
Employee stock options exercised	8	224	(224)			8
Employee stock options forfeited and expired		191	(191)
Share-based compensation			922			922
Comprehensive loss for the period					(13,415)	(13,415)
BALANCE at Jun. 30, 2020	8,281	271,107	12,639	(1,416)	(261,381)	29,230
BALANCE at Mar. 31, 2020	4,907	267,140	12,488	(1,416)	(254,611)	28,508
CHANGES FOR
Issuance of share capital, net	3,373	3,859				7,232
Employee stock options exercised	1	20	(20)			1
Employee stock options forfeited and expired		88	(88)
Share-based compensation			259			259
Comprehensive loss for the period					(6,177)	(6,770)
BALANCE at Jun. 30, 2020	$ 8,281	$ 271,107	$ 12,639	$ (1,416)	$ (261,381)	$ 29,230